LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			6,000,000.0
Total cost of shares repurchased and cancelled			$ 52	$ 43
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Ownership percentage			48.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			285,180,371	287,164,340
Percentage of units for normal course issuer bid			5.00%
Number of shares repurchased (in shares)			0	0
Ordinary shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged			$ 1	$ 1
Ordinary shares | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)			285,010	304,899
Distribution reinvestment plan			$ 7	$ 8
Ordinary shares | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			74,339,049	74,339,049
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage			0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			1.00%
Exchangeable shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)			8,982,042
Exchangeable shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares exchanged (in shares)			(10,675)	(8,465)
Redeemable Exchangeable Partnership Units GP Units
Disclosure of limited partners equity [Line Items]
Ownership percentage			25.00%
LP Units
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)			14,255,578
Number of shares repurchased and cancelled (in shares)			2,279,654	1,856,044
Total cost of shares repurchased and cancelled			$ 52	$ 43
Number of shares repurchased (in shares)		422,800	0	441,363
Distributions paid to owners, net of accruals			$ 395	$ 370	$ 345
LP Units | Forecast
Disclosure of limited partners equity [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share)	$ 1.492
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)	$ 0.07
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			313,640,823
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage			26.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			41.00%